Annual Operating Expenses - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2005 Fund - Fidelity Freedom Blend 2005 Fund	May 30, 2024
Operating Expenses:
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.41%	[1]

[1]	A Adjusted to reflect current fees.